Financial Instruments - Currency Risk- Sensitivity Analysis (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Impact on earnings from financial assets and liabilities	$ 0	$ 0
Impact on earnings from non-permanent intercompany loans	0	$ 0
Ten percentage weakening in foreign currency vs us [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Impact on earnings from financial assets and liabilities	(1)
Impact on earnings from non-permanent intercompany loans	52
Total impact on earnings	51
Ten percentage weakening in foreign currency vs us [member] | British Pounds Sterling [Member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Impact on earnings from financial assets and liabilities	0
Impact on earnings from non-permanent intercompany loans	(8)
Total impact on earnings	(8)
Ten percentage weakening in foreign currency vs us [member] | Euros [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Impact on earnings from financial assets and liabilities	(1)
Impact on earnings from non-permanent intercompany loans	7
Total impact on earnings	6
Ten percentage weakening in foreign currency vs us [member] | Other Currencies [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Impact on earnings from financial assets and liabilities	0
Impact on earnings from non-permanent intercompany loans	53
Total impact on earnings	$ 53